Defined Benefit Liabilities (Assets) (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Details of defined benefit liabilities (assets)

(In millions of won)
	December 31, 2020		December 31, 2019
Present value of defined benefit obligations	￦	1,278,550	1,136,787
Fair value of plan assets		(1,127,163)	(965,654)

Defined benefit assets(*)		(3,557)	(1,125)

Defined benefit liabilities	￦	154,944	172,258

(*)
Since the Group entities neither have legally enforceable right nor intention to settle the defined benefit obligations of Group entities with defined benefit assets of other Group entities, defined benefit assets of Group entities have been separately presented from defined benefit liabilities.

Principal actuarial assumptions
(2)	Principal actuarial assumptions as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Discount rate for defined benefit obligations	1.83 ~ 3.14%	1.77 ~ 3.04%
Expected rate of salary increase	2.04 ~ 6.00%	1.53 ~ 6.00%

Cost of benefit plan recognized in profit and loss
(5)
Total cost of benefit plan, which is recognized in profit and loss (included in labor in the statement of income) and capitalized into construction-in-progress,
for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)	For the year ended December 31
	2020		2019
Current service cost	￦	193,078	171,197
Past service cost		815	—
Net interest cost		4,901	3,968

	￦	198,794	175,165

Details of plan assets
(6)	Details of plan assets as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Equity instruments	￦	15,770	29,489
Debt instruments		228,839	207,504
Short-term financial instruments, etc.		882,554	728,661

	￦	1,127,163	965,654

Effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range
(7)	As of December 31, 2020, effects on defined benefit obligations if each of significant actuarial assumptions changes within expectable and reasonable range are as follows:

(In millions of won)
	0.5% Increase		0.5% Decrease
Discount rate	￦	(58,830)	65,732
Expected salary increase rate		65,338	(59,315)

Retirement benefit obligation [Member]
Statement [LineItems]
Changes in defined benefit liabilities (assets)
(3)	Changes in defined benefit obligations for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)	For the year ended December 31
	2020		2019
Beginning balance	￦	1,136,787	926,302
Current service cost		193,078	171,197
Past service cost		815	—
Interest cost		25,958	23,685
Remeasurement
- Demographic assumption		2,071	19,344
- Financial assumption		(18,266)	56,265
- Adjustment based on experience		17,364	14,363
Business combinations		1,742	3,653
Benefit paid		(76,987)	(84,098)
Others(*)		(4,012)	6,076

Ending balance	￦	1,278,550	1,136,787

(*)	Others include changes of liabilities due to employee’s transfers among affiliates for the years ended December 31, 2020 and 2019.

Plan assets [member]
Statement [LineItems]
Changes in defined benefit liabilities (assets)
(4)	Changes in plan assets for the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)	For the year ended December 31
	2020		2019
Beginning balance	￦	965,654	816,699
Interest income		21,057	19,717
Remeasurement		(1,385)	(5,366)
Contributions		213,298	204,186
Benefit paid		(68,084)	(73,396)
Business combinations		485	3,207
Others		(3,862)	607

Ending balance	￦	1,127,163	965,654